Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions
20. Related Party Transactions
During the years ended December 31, 2019, 2020 and 2021, other than disclosed elsewhere, the Group had the following material related party transactions:

Name of entity or individual	Relationships with the Group
NetEase Group	Control or under common control

(a) Transactions with related parties

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Services and products provided to NetEase Group
Learning services provided to NetEase Group	2,913	5,826	7,360
Smart devices provided to NetEase Group	11,418	7,607	6,607
Online marketing services provided to NetEase Group	23,249	15,860	9,823

Services and products purchased from NetEase Group
Services purchased from NetEase Group	66,280	163,487	143,186
Fixed assets and inventories purchased from NetEase Group	18,222	2,198	2,489

Loan related transactions
Interest expenses on loans from NetEase Group	30,232	31,215	31,644
Addition of long-term loans from NetEase Group	—	—	257,522

Equity related transactions
Deemed contribution related to acquisition of businesses under common control (Note 1)	69,603	—	—
Deemed distribution to NetEase	—	2,060	4,171
Share-based compensation under NetEase Plan	4,356	2,682	1,043

Other transactions
Disposal of Youdao Cloudnote business to NetEase Group	—	670	—
Learning services provided to NetEase Group mainly refer to the translation services provided to the entities within NetEase Group.
Smart devices provided to NetEase Group mainly refer to the arrangements where entities within NetEase Group acts as the distributor to sell smart devices, the revenues of which are recognized upon the delivery to the customer.
Online marketing services provided to NetEase Group mainly refer to the performance-based advertising arrangement provided to the entities within NetEase Group to promote their own services and products.
Service purchased from NetEase Group mainly consists of the human resource which the employees are with employment contracts with the entities within NetEase Group but provide services to the Group, office leasing and purchase of server custody service.
Deemed contribution related to acquisition of businesses under common control represents a contribution from NetEase Group.
Disposal of Youdao Cloudnote business related to disposal of Youdao Cloudnote business to an investee established by the Company and NetEase in December 2020 (Note 1).

(b) Balances with related parties

	As of December 31,
	2020	2021
	RMB	RMB
Amounts due from NetEase Group	4,081	6,192
Amounts due to NetEase Group	67,230	83,041
Short-term loans from NetEase Group	878,000	878,000
Long-term loans from NetEase Group	—	255,028
Short-term loans as of December 31, 2020 and 2021 amounted to RMB878,000, respectively, which consisted of entrustment loans from NetEase Group through banks denominated in RMB. All of these loans were repayable within one year. The effective interest rate for the outstanding loans for the years ended December 31, 2020 and 2021 ranged from approximately 3.5% to 3.9% per annum. The interest expense was RMB30,232, RMB31,215 and RMB31,028 for the years ended December 31, 2019, 2020 and 2021, respectively.
In April 2021, the Group entered into a
three
-year US$300.0 million revolving loan facility agreement with NetEase
, which was intended for general working capital.
 The facility was priced at 110 basis points over LIBOR. As of December 31, 2021, the
Group
had drawn down US$40.0 million under the facility with maturity dated March 31, 2024. The interest expense was RMB616 for the year ended December 31, 2021.